Note 12 - Deferred Share Units (Details) - Deferred Share Units (USD $)	12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
Note 12 - Deferred Share Units (Details) - Deferred Share Units [Line Items]
Additional paid in capital	$ (510,216)
Deferred Share Units [Member]
Note 12 - Deferred Share Units (Details) - Deferred Share Units [Line Items]
Additional paid in capital	20,807	39,547	36,727
Additional paid in capital	5,968	20,591	12,199
Accrued liability	$ 3,759	$ 9,181	$ 9,688
Accrued liability	1,338	2,325	4,611